UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2306

                             OPPENHEIMER GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   10.7%
--------------------------------------------------------------------------------
Communications Equipment                                                    7.7
--------------------------------------------------------------------------------
Biotechnology                                                               7.4
--------------------------------------------------------------------------------
Specialty Retail                                                            7.1
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    7.0
--------------------------------------------------------------------------------
Computers & Peripherals                                                     6.9
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    5.4
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            4.9
--------------------------------------------------------------------------------
Diversified Financial Services                                              4.8
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.6

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             4.9%
--------------------------------------------------------------------------------
General Electric Co.                                                        4.0
--------------------------------------------------------------------------------
American Express Co.                                                        3.0
--------------------------------------------------------------------------------
Target Corp.                                                                2.9
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         2.8
--------------------------------------------------------------------------------
EMC Corp.                                                                   2.8
--------------------------------------------------------------------------------
American International Group, Inc.                                          2.6
--------------------------------------------------------------------------------
Amgen, Inc.                                                                 2.4
--------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                                2.3
--------------------------------------------------------------------------------
Staples, Inc.                                                               2.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.


                           9 | OPPENHEIMER GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

SECTOR ALLOCATION

Information Technology                      36.5%
 Software                                   10.8
 Communications Equipment                    7.8
 Semiconductors & Semiconductor Equipment    7.0
 Computers & Peripherals                     6.9
 Internet Software & Services                3.2
 IT Services                                 0.8
Consumer Discretionary                      18.5
Health Care                                 15.4
Financials                                   9.2
Industrials                                  8.0
Energy                                       6.6
Consumer Staples                             4.5
Telecommunication Services                   1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


                          10 | OPPENHEIMER GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/15/73. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion, and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          11 | OPPENHEIMER GROWTH FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          12 | OPPENHEIMER GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                          13 | OPPENHEIMER GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING      ENDING        EXPENSES
                             ACCOUNT        ACCOUNT       PAID DURING
                             VALUE          VALUE         6 MONTHS ENDED
                             (9/1/04)       (2/28/05)     FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00     $ 1,063.30    $  6.05
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00       1,018.94       5.92
--------------------------------------------------------------------------------
Class B Actual                 1,000.00       1,059.20      10.52
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00       1,014.63      10.29
--------------------------------------------------------------------------------
Class C Actual                 1,000.00       1,059.00      10.41
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00       1,014.73      10.19
--------------------------------------------------------------------------------
Class N Actual                 1,000.00       1,061.40       7.85
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00       1,017.21       7.68
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00       1,064.50       5.08
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00       1,019.89       4.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.18%
--------------------------
Class B          2.05
--------------------------
Class C          2.03
--------------------------
Class N          1.53
--------------------------
Class Y          0.99

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                          14 | OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
Consumer Discretionary--18.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Autoliv, Inc.                                        334,800    $     16,719,912
--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Harley-Davidson, Inc.                                 61,000           3,774,680
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Carnival Corp.                                       207,700          11,294,726
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.6%
eBay, Inc. 1                                         518,800          22,225,392
--------------------------------------------------------------------------------
MEDIA--2.5%
Comcast Corp., Cl. A 1                               669,600          21,795,480
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                  141,900          12,922,833
                                                                ----------------
                                                                      34,718,313

--------------------------------------------------------------------------------
MULTILINE RETAIL--4.0%
Kohl's Corp. 1                                       357,700          17,123,099
--------------------------------------------------------------------------------
Target Corp.                                         768,400          39,050,088
                                                                ----------------
                                                                      56,173,187

--------------------------------------------------------------------------------
SPECIALTY RETAIL--7.1%
Best Buy Co., Inc.                                   201,400          10,879,628
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                  592,200          17,440,290
--------------------------------------------------------------------------------
Home Depot, Inc.                                     746,200          29,862,924
--------------------------------------------------------------------------------
Staples, Inc.                                        977,000          30,795,040
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                              270,700           9,390,583
                                                                ----------------
                                                                      98,368,465

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Polo Ralph
Lauren Corp.                                         333,100          13,124,140
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.5%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
PepsiCo, Inc.                                        462,600          24,915,636
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co.                                198,700          10,515,204
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                            292,900          15,550,061
                                                                ----------------
                                                                      26,065,265

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Estee Lauder Cos., Inc.
(The), Cl. A                                         260,000    $     11,434,800
--------------------------------------------------------------------------------
ENERGY--6.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Schlumberger Ltd.                                    373,300          28,165,485
--------------------------------------------------------------------------------
OIL & GAS--4.6%
Amerada Hess Corp.                                   194,300          19,507,720
--------------------------------------------------------------------------------
Apache Corp.                                         347,300          21,838,224
--------------------------------------------------------------------------------
Noble Energy, Inc.                                   322,700          21,827,428
                                                                ----------------
                                                                      63,173,372

--------------------------------------------------------------------------------
FINANCIALS--9.2%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Commerce
Bancorp, Inc.                                        242,200          14,842,016
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
American Express Co.                                 761,400          41,229,810
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      89,200           7,193,088
--------------------------------------------------------------------------------
Morgan Stanley                                       313,600          17,708,992
                                                                ----------------
                                                                      66,131,890

--------------------------------------------------------------------------------
INSURANCE--3.3%
AFLAC, Inc.                                          282,600          10,832,058
--------------------------------------------------------------------------------
American
International
Group, Inc.                                          535,600          35,778,080
                                                                ----------------
                                                                      46,610,138

--------------------------------------------------------------------------------
HEALTH CARE--15.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--7.4%
Amgen, Inc. 1                                        536,900          33,078,409
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    550,900          26,002,480
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                 242,500          13,601,825
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                              860,500          29,730,275
                                                                ----------------
                                                                     102,412,989

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Guidant Corp.                                         38,500           2,825,515
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                              88,200           5,753,286
--------------------------------------------------------------------------------
Medtronic, Inc.                                      272,800          14,218,336


                          15 | OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Stryker Corp.                                        288,400    $     14,321,944
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                      879,000          31,582,470
                                                                ----------------
                                                                      68,701,551

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.0%
Abbott Laboratories                                  414,800          19,076,652
--------------------------------------------------------------------------------
Elan Corp. plc, ADR 1                                646,400           5,171,200
--------------------------------------------------------------------------------
Johnson & Johnson                                    279,400          18,328,640
                                                                ----------------
                                                                      42,576,492

--------------------------------------------------------------------------------
INDUSTRIALS--8.0%
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.7%
Expeditors International
of Washington, Inc.                                  193,914          10,764,166
--------------------------------------------------------------------------------
FedEx Corp.                                          130,800          12,789,624
                                                                ----------------
                                                                      23,553,790

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Apollo Group,
Inc., Cl. A 1                                        172,800          12,724,992
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.4%
General Electric Co.                               1,548,900          54,521,280
--------------------------------------------------------------------------------
Tyco International Ltd.                              609,700          20,412,756
                                                                ----------------
                                                                      74,934,036

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--36.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.7%
Cisco Systems, Inc. 1                              2,239,900          39,019,058
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                   379,200           8,801,232
--------------------------------------------------------------------------------
Corning, Inc. 1                                    1,832,800          21,022,216
--------------------------------------------------------------------------------
Motorola, Inc.                                     1,003,700          15,717,942
--------------------------------------------------------------------------------
Nokia Corp.,
Sponsored ADR                                        763,100          12,316,434
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       139,200           5,026,512
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
Sponsored ADR 1                                      189,500           5,554,245
                                                                ----------------
                                                                     107,457,639

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.9%
Apple Computer, Inc. 1                               617,000    $     27,678,620
--------------------------------------------------------------------------------
Dell, Inc. 1                                         282,900          11,341,461
--------------------------------------------------------------------------------
EMC Corp. 1                                        3,053,600          38,658,576
--------------------------------------------------------------------------------
Network
Appliance, Inc. 1                                    332,800           9,987,328
--------------------------------------------------------------------------------
Sun Microsystems,
Inc. 1                                             2,020,100           8,524,822
                                                                ----------------
                                                                      96,190,807

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.2%
Google, Inc., Cl. A 1                                 48,400           9,098,716
--------------------------------------------------------------------------------
Opsware, Inc. 1                                    1,665,700           9,244,635
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                     489,600          13,424,832
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                       401,800          12,966,086
                                                                ----------------
                                                                      44,734,269

--------------------------------------------------------------------------------
IT SERVICES--0.8%
Accenture Ltd., Cl. A 1                              439,600          11,231,780
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.0%
Broadcom Corp., Cl. A 1                              527,100          16,998,975
--------------------------------------------------------------------------------
Intel Corp.                                        1,004,000          24,075,920
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                    384,900          16,935,600
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                         385,500          14,105,445
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                       253,400          10,901,268
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              541,400          14,330,858
                                                                ----------------
                                                                      97,348,066

--------------------------------------------------------------------------------
SOFTWARE--10.7%
Adobe Systems, Inc.                                  237,300          14,653,275
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                        603,500          17,712,725
--------------------------------------------------------------------------------
Autodesk, Inc.                                       317,000           9,421,240
--------------------------------------------------------------------------------
Mercury Interactive
Corp. 1                                              400,000          18,352,000
--------------------------------------------------------------------------------
Microsoft Corp.                                    2,658,700          66,946,066
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                      425,200           4,872,792
--------------------------------------------------------------------------------
SAP AG,
Sponsored ADR                                        417,700          16,937,735
                                                                ----------------
                                                                     148,895,833


                          16 | OPPENHEIMER GROWTH FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
Sprint Corp.                                         752,100    $     17,809,728
                                                                ----------------
Total Common Stocks
(Cost $1,272,750,526)                                              1,386,309,389

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
--------------------------------------------------------------------------------
Undivided interest of 0.15% in joint
repurchase agreement (Principal
Amount/Value $1,752,409,000, with a
maturity value of $1,752,535,563) with
UBS Warburg LLC, 2.60%, dated 2/28/05,
to be repurchased at $2,557,185 on
3/1/05, collateralized by Federal
National Mortgage Assn., 6%, 2/1/34,
with a value of $1,789,443,338
(Cost $2,557,000)                                $ 2,557,000           2,557,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,275,307,526)                                   99.8%      1,388,866,389
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                       0.2           2,672,140
                                                 -------------------------------
NET ASSETS                                             100.0%   $  1,391,538,529
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          17 | OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,275,307,526)--see accompanying statement of investments   $ 1,388,866,389
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,148,789
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              10,516,362
Interest and dividends                                                                         1,063,640
Shares of beneficial interest sold                                                               692,906
Other                                                                                             61,141
                                                                                         ----------------
Total assets                                                                               1,402,349,227

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          6,266,251
Shares of beneficial interest redeemed                                                         2,880,313
Distribution and service plan fees                                                               517,346
Trustees' compensation                                                                           454,524
Transfer and shareholder servicing agent fees                                                    327,596
Shareholder communications                                                                       296,552
Other                                                                                             68,116
                                                                                         ----------------
Total liabilities                                                                             10,810,698

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 1,391,538,529
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $        53,532
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,952,343,993
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              2,647,171
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (677,065,030)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   113,558,863
                                                                                         ----------------
NET ASSETS                                                                               $ 1,391,538,529
                                                                                         ================


                          18 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,047,752,427
and 39,697,144 shares of beneficial interest outstanding)                                         $26.39
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $28.00
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $200,014,454 and 8,218,413 shares
of beneficial interest outstanding)                                                               $24.34
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $72,313,721 and 2,921,102 shares
of beneficial interest outstanding)                                                               $24.76
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $12,989,473 and 494,428 shares of
beneficial interest outstanding)                                                                  $26.27
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $58,468,454 and 2,201,281 shares of beneficial interest outstanding)                    $26.56

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          19 | OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $ 12,733,729
--------------------------------------------------------------------------------
Interest                                                                 63,563
                                                                   -------------
Total investment income                                              12,797,292

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,736,252
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,248,976
Class B                                                               1,038,551
Class C                                                                 372,416
Class N                                                                  34,175
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,433,466
Class B                                                                 432,104
Class C                                                                 156,741
Class N                                                                  33,859
Class Y                                                                 109,120
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 164,309
Class B                                                                  88,128
Class C                                                                  18,045
Class N                                                                   1,731
--------------------------------------------------------------------------------
Trustees' compensation                                                   25,623
--------------------------------------------------------------------------------
Custodian fees and expenses                                              11,028
--------------------------------------------------------------------------------
Other                                                                    50,137
                                                                   -------------
Total expenses                                                        9,954,661
Less reduction to custodian expenses                                       (799)
Less payments and waivers of expenses                                  (261,521)
                                                                   -------------
Net expenses                                                          9,692,341

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 3,104,951

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                    (10,080,373)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 96,763,998

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 89,788,576
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          20 | OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS              YEAR
                                                                                       ENDED             ENDED
                                                                           FEBRUARY 28, 2005        AUGUST 31,
                                                                                 (UNAUDITED)              2004
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 $     3,104,951   $   (12,426,999)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         (10,080,373)      211,999,138
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             96,763,998      (245,925,191)
                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations                   89,788,576       (46,353,052)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                          (94,719,953)      (58,098,836)
Class B                                                                          (25,102,520)      (50,353,104)
Class C                                                                           (7,474,768)        1,009,300
Class N                                                                             (796,863)        5,813,503
Class Y                                                                           (9,704,037)         (246,732)

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total decrease                                                                   (48,009,565)     (148,228,921)
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,439,548,094     1,587,777,015
                                                                             ----------------------------------
End of period (including accumulated net investment income
(loss) of $2,647,171 and $(457,780), respectively)                           $ 1,391,538,529   $ 1,439,548,094
                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          21 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2005                                                                  AUGUST 31,
CLASS A                                   (UNAUDITED)            2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    24.82     $     25.57      $    24.19    $    29.20      $    62.31    $    39.77
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .08 1          (.14)           (.15)         (.13)            .18          (.02)
Net realized and unrealized gain (loss)          1.49            (.61)           1.53         (4.74)         (30.05)        25.42
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 1.57            (.75)           1.38         (4.87)         (29.87)        25.40
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --              --              --          (.14)             --          (.03)
Distributions from net realized gain               --              --              --            --           (3.24)        (2.83)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --              --              --          (.14)          (3.24)        (2.86)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    26.39     $     24.82      $    25.57    $    24.19      $    29.20    $    62.31
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               6.33%          (2.93)%          5.70%       (16.77)%        (49.87)%       67.10%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $1,047,752     $ 1,074,312      $1,165,627    $1,173,027      $1,553,066    $3,176,435
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $1,091,165     $ 1,178,435      $1,095,830    $1,430,735      $2,149,795    $2,390,125
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.60%         (0.59)%          (0.69)%       (0.54)%          0.45%        (0.01)%
Total expenses                                   1.19%          1.18%            1.22%         1.31%           1.06%         1.01%
Expenses after payments and waivers and
reduction to custodian expenses                  1.18%            N/A 4,5         N/A 4         N/A 4           N/A 4         N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            45%            104%             82%           60%             92%           49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          22 | OPPENHEIMER GROWTH FUND

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2005                                                                  AUGUST 31,
CLASS B                                   (UNAUDITED)            2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    22.98     $     23.90      $    22.80    $    27.60      $    59.55    $    38.37
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.03) 1         (.71)           (.58)         (.54)           (.10)         (.21)
Net realized and unrealized gain (loss)          1.39            (.21)           1.68         (4.26)         (28.61)        24.22
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 1.36            (.92)           1.10         (4.80)         (28.71)        24.01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --              --              --            --              --            --
Distributions from net realized gain               --              --              --            --           (3.24)        (2.83)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --              --              --            --           (3.24)        (2.83)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    24.34     $     22.98      $    23.90    $    22.80      $    27.60    $    59.55
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               5.92%          (3.85)%          4.83%       (17.39)%        (50.26)%       65.82%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  200,014     $   212,774      $  270,715    $  317,725      $  483,298    $  996,000
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  210,247     $   254,295      $  276,668    $  415,965      $  692,159    $  676,485
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.28)%         (1.51)%         (1.52)%       (1.30)%         (0.31)%       (0.78)%
Total expenses                                   2.16%           2.24%           2.29%         2.08%           1.83%         1.78%
Expenses after payments and waivers and
reduction to custodian expenses                  2.05%           2.11%           2.06%          N/A 4,5         N/A 5         N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            45%            104%             82%           60%             92%           49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2005                                                                  AUGUST 31,
CLASS C                                   (UNAUDITED)            2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    23.38     $     24.30      $    23.18    $    28.06      $    60.48    $    38.92
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.03) 1         (.37)           (.36)         (.43)           (.04)         (.09)
Net realized and unrealized gain (loss)          1.41            (.55)           1.48         (4.45)         (29.14)        24.48
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 1.38            (.92)           1.12         (4.88)         (29.18)        24.39
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --              --              --            --              --            --
Distributions from net realized gain               --              --              --            --           (3.24)        (2.83)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --              --              --            --           (3.24)        (2.83)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    24.76     $     23.38      $    24.30    $    23.18      $    28.06    $    60.48
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               5.90%          (3.79)%          4.83%       (17.39)%        (50.26)%       65.87%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   72,314     $    75,459      $   77,548    $   75,229      $  102,144    $  176,150
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   75,338     $    83,103      $   72,165    $   93,082      $  133,823    $  103,076
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.28)%         (1.47)%         (1.52)%       (1.31)%         (0.32)%       (0.77)%
Total expenses                                   2.13%           2.16%           2.22%         2.08%           1.84%         1.78%
Expenses after payments and waivers and
reduction to custodian expenses                  2.03%           2.07%           2.06%          N/A 4,5         N/A 5         N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            45%            104%             82%           60%             92%           49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER GROWTH FUND

                                           SIX MONTHS                                                          YEAR
                                                ENDED                                                         ENDED
                                    FEBRUARY 28, 2005                                                    AUGUST 31,
CLASS N                                   (UNAUDITED)            2004            2003          2002          2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    24.75     $     25.59      $    23.99    $    29.13      $    35.39
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .03 2          (.27)           (.04)         (.13) 2         (.01)
Net realized and unrealized gain (loss)          1.49            (.57)           1.64         (4.78) 2        (6.25)
                                           --------------------------------------------------------------------------
Total from investment operations                 1.52            (.84)           1.60         (4.91)          (6.26)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --              --              --          (.23)             --
Distributions from net realized gain               --              --              --            --              --
                                           --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --              --              --          (.23)             --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    26.27     $     24.75      $    25.59    $    23.99      $    29.13
                                           ==========================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               6.14%          (3.28)%          6.67%       (17.00)%        (17.69)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   12,989     $    12,998      $    7,766    $    2,243      $      274
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   13,839     $    11,987      $    5,016    $    1,623      $       70
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                     0.24%          (0.94)%         (0.39)%       (0.90)%         (0.33)%
Total expenses                                   1.69%           1.70%           1.33%         1.57%           1.40%
Expenses after payments and waivers and
reduction to custodian expenses                  1.53%           1.53%           1.23%          N/A 5,6         N/A 6
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            45%            104%             82%           60%             92%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2005                                                                  AUGUST 31,
CLASS Y                                   (UNAUDITED)            2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    24.95     $     25.66      $    24.24    $    29.27      $    62.33    $    39.76
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .10 1          (.10)           (.12)         (.06)            .28           .16
Net realized and unrealized gain (loss)          1.51            (.61)           1.54         (4.73)         (30.10)        25.37
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 1.61            (.71)           1.42         (4.79)         (29.82)        25.53
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --              --              --          (.24)             --          (.13)
Distributions from net realized gain               --              --              --            --           (3.24)        (2.83)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --              --              --          (.24)          (3.24)        (2.96)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    26.56     $     24.95      $    25.66    $    24.24      $    29.27    $    62.33
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               6.45%          (2.77)%          5.86%       (16.50)%        (49.77)%       67.56%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   58,468     $    64,005      $   66,121    $   66,769      $   88,284    $  191,267
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   63,959     $    68,569      $   61,965    $   81,127      $  124,168    $  134,650
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.79%          (0.40)%         (0.55)%       (0.25)%          0.67%         0.27%
Total expenses                                   1.01%           1.01%           1.17%         1.13%           0.86%         0.73%
Expenses after payments and waivers and
reduction to custodian expenses                  0.99%            N/A 4          1.08%         1.02%            N/A 4         N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            45%            104%             82%           60%             92%           49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities


                          27 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                          28 | OPPENHEIMER GROWTH FUND

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $672,950,716 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended August 31, 2004, the Fund utilized $104,426,196 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                            EXPIRING
                            ----------------------------
                            2010          $340,711,507
                            2011           322,158,836 a
                                          --------------
                            Total         $662,870,343
                                          ==============

a. Includes $95,764 of capital loss carryforwards acquired in the November 6, 2003 merger of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2005, the Fund's projected benefit obligations were increased by $5,550 and payments of $27,358 were made to retired trustees, resulting in an accumulated liability of $396,870 as of February 28, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                          29 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED FEBRUARY 28, 2005         YEAR ENDED AUGUST 31, 2004
                                          SHARES              AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                                   2,204,345     $    57,758,274        7,640,372    $  200,447,005
Acquisition-Note 5                            --                  --        1,087,441        28,622,869
Redeemed                              (5,795,334)       (152,478,227)     (11,017,595)     (287,168,710)
                                      ------------------------------------------------------------------
Net decrease                          (3,590,989)    $   (94,719,953)      (2,289,782)   $  (58,098,836)
                                      ==================================================================


                          30 | OPPENHEIMER GROWTH FUND

                                  SIX MONTHS ENDED FEBRUARY 28, 2005         YEAR ENDED AUGUST 31, 2004
                                          SHARES              AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     697,972     $    16,912,030        2,214,980    $   53,994,622
Acquisition-Note 5                            --                  --          690,353        16,977,089
Redeemed                              (1,737,403)        (42,014,550)      (4,973,427)     (121,324,815)
                                      ------------------------------------------------------------------
Net decrease                          (1,039,431)    $   (25,102,520)      (2,068,094)   $  (50,353,104)
                                      ==================================================================

--------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     309,125     $     7,638,705          886,442    $   21,970,173
Acquisition-Note 5                            --                  --          399,809         9,988,803
Redeemed                                (616,017)        (15,113,473)      (1,249,401)      (30,949,676)
                                      ------------------------------------------------------------------
Net increase (decrease)                 (306,892)    $    (7,474,768)          36,850    $    1,009,300
                                      ==================================================================

--------------------------------------------------------------------------------------------------------
CLASS N
Sold                                     107,525     $     2,818,569          280,601    $    7,342,742
Acquisition-Note 5                            --                  --          118,019         3,107,869
Redeemed                                (138,369)         (3,615,432)        (176,804)       (4,637,108)
                                      ------------------------------------------------------------------
Net increase (decrease)                  (30,844)    $      (796,863)         221,816    $    5,813,503
                                      ==================================================================

--------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     275,657     $     7,274,103          906,908    $   23,931,916
Acquisition-Note 5                            --                  --            7,946           209,931
Redeemed                                (639,440)        (16,978,140)        (926,259)      (24,388,579)
                                      ------------------------------------------------------------------
Net decrease                            (363,783)    $    (9,704,037)         (11,405)   $     (246,732)
                                      ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2005, were $648,220,424 and $783,551,138, respectively

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, and 0.54% of the average annual net assets in excess of $4.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $2,074,398 to OFS for services to the Fund.


                          31 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $10,205,440, $2,369,448 and $783,681, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                          32 | OPPENHEIMER GROWTH FUND

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
February 28, 2005         $219,633          $7,752        $290,831          $7,661          $4,223

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2005, the Manager has voluntarily agreed to reduce its advisory fee rate for any quarter during the calendar year ending December 31, 2005, by 0.05% of the Fund's average daily net assets if the Fund's trailing one-year total return performance, measured at the end of the prior calendar quarter, was in the fourth or fifth quintile of the Fund's Lipper peer group. However, if the Fund's total return performance at the end of a subsequent calendar quarter has improved to the third or higher quintile of Fund's Lipper peer group, the advisory fee reduction will be terminated for the remainder of the calendar year. The advisory fee reduction is a voluntary undertaking and may be terminated by the Manager at any time. During the six months ended February 28, 2005, the Manager waived $114,823.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $104,131, $31,710, $9,626 and $1,231 for Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ACQUISITIONS OF OPPENHEIMER TRINITY LARGE CAP GROWTH FUND, OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

OPPENHEIMER TRINITY LARGE CAP GROWTH FUND. On September 18, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Large Cap Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Large Cap Growth Fund shareholders on September 12, 2003. The Fund issued (at an exchange ratio of 0.278140 for Class A, 0.286919 for Class B, 0.282206 for Class C, 0.275754 for Class N and 0.284252 for Class Y of the Fund to one share of Oppenheimer Trinity Large Cap Growth Fund), 765,450; 581,877; 238,637; 23,681 and 7,906 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $20,154,303, $14,314,163, $5,968,305, $623,763 and $208,876 in exchange for the net assets, resulting in combined Class A net assets of $1,220,006,160, Class B net assets of $287,085,907, Class C net assets of $85,655,039, Class N net assets of $8,789,832 and Class Y net assets of $68,519,811 on September 18, 2003. The net assets acquired included net unrealized appreciation of $886,399 and unused capital loss carryforward of $15,721,086 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                          33 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ACQUISITIONS OF OPPENHEIMER TRINITY LARGE CAP GROWTH FUND, OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND Continued

OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND. On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Jennison Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Jennison Growth Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.278982 for Class A, 0.292653 for Class B, 0.287686 for Class C, 0.276624 for Class N and 0.279527 for Class Y of the Fund to one share of Oppenheimer Select Managers Jennison Growth Fund), 276,588; 92,068; 130,475; 89,456 and 28 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $7,288,099, $2,264,865, $3,263,187, $2,357,167 and $739 in exchange for the net assets, resulting in combined Class A net assets of $1,209,081,297, Class B net assets of $279,669,909, Class C net assets of $86,527,169, Class N net assets of $11,395,753 and Class Y net assets of $68,059,567 on October 16, 2003. The net assets acquired included net unrealized appreciation of $2,184,227 and unused capital loss carryforward of $3,197,163 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND. On November 6, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors Focus Growth Fund shareholders on October 31, 2003. The Fund issued (at an exchange ratio of 0.120563 for Class A, 0.126778 for Class B, 0.124573 for Class C, 0.120102 for Class N and 0.121154 for Class Y of the Fund to one share of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund), 45,403; 16,408; 30,697; 4,882 and 12 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,180,467, $398,061, $757,311, $126,939 and $316 in exchange for the net assets, resulting in combined Class A net assets of $1,187,485,864, Class B net assets of $269,157,589, Class C net assets of $86,380,114, Class N net assets of $11,400,709 and Class Y net assets of $67,635,520 on November 6, 2003. The net assets acquired included net unrealized appreciation of $201,568 and unused capital loss carryforward of $1,186,539 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                          34 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          35 | OPPENHEIMER GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov.
In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          36 | OPPENHEIMER GROWTH FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund


By:   ____________________________

      John V. Murphy

      Chief Executive Officer

Date: April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   ____________________________

      John V. Murphy

      Chief Executive Officer

Date: April 11, 2005


By:   ____________________________

      Brian W. Wixted

      Chief Financial Officer

Date: April 11, 2005